Revenues (Details) - Schedule of revenue recognition - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	$ 163,429	$ 134,189
Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	125,565	100,925
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	37,864	33,264
Products [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	113,073	90,324
Products [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	113,073	90,324
Services [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	50,356	43,865
Services [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	12,492	10,601
Services [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	$ 37,864	$ 33,264